UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 24, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    13372

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMDOCS LTD COM STK             COMMON STOCK     G02602103      732    20000 SH       SOLE                  20000        0        0
D APPLE COMPUTER INC  COM STK    COMMON STOCK     037833100      573    10000 SH       SOLE                  10000        0        0
D APPLIED MATLS INC  COM STK     COMMON STOCK     038222105     1225    75276 SH       SOLE                  75276        0        0
D ASML HLDG N V  ADR             ADRS STOCKS      N07059111      809    40000 SH       SOLE                  40000        0        0
D CADENCE DESIGN SYS I NC COM ST COMMON STOCK     127387108      685    40000 SH       SOLE                  40000        0        0
D CIENA CORP  COM STK            COMMON STOCK     171779101      144    30000 SH       SOLE                  30000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      977    50000 SH       SOLE                  50000        0        0
D COMCAST CORP CL A COM STK      COMMON STOCK     20030N101      819    25000 SH       SOLE                  25000        0        0
D ELECTRONICS FOR IMAG ING INC C COMMON STOCK     286082102      940    45000 SH       SOLE                  45000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502     1097    20000 SH       SOLE                  20000        0        0
D FLEXTRONICS INTERNAT IONAL LTD COMMON STOCK     Y2573F102      319    30000 SH       SOLE                  30000        0        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508      943     2250 SH       SOLE                   2250        0        0
D LINEAR TECHNOLOGY CO RP COM ST COMMON STOCK     535678106      837    25000 SH       SOLE                  25000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      603    15041 SH       SOLE                  15041        0        0
D SALESFORCE COM INC  COM STK    COMMON STOCK     79466L302      333    12500 SH       SOLE                  12500        0        0
D SYMANTEC CORP  COM STK         COMMON STOCK     871503108      777    50000 SH       SOLE                  50000        0        0
D TERADYNE INC  COM STK          COMMON STOCK     880770102      279    20000 SH       SOLE                  20000        0        0
D TRIDENT MICROSYSTEMS  INC COM  COMMON STOCK     895919108      380    20000 SH       SOLE                  20000        0        0
D URBAN OUTFITTERS INC  COM STK  COMMON STOCK     917047102      175    10000 SH       SOLE                  10000        0        0
D WAL-MART STORES INC  COM STK   COMMON STOCK     931142103      725    15053 SH       SOLE                  15053        0        0
S REPORT SUMMARY                 20 DATA RECORDS               13372        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED